Income Taxes (Details Narrative)	6 Months Ended		9 Months Ended		12 Months Ended		18 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2025 CNY (¥)
DisclosureLineElements [Line Items]
Unrecognized uncertain tax positions	¥ 0			¥ 0	¥ 0	¥ 0	¥ 0
Interest or penalties uncertain tax positions	0	¥ 0				¥ 0
Decreases Valuation Allowance Deferred Tax Assets	¥ (2,025,561)		$ 284,529	2,025,561
HONG KONG
DisclosureLineElements [Line Items]
Income tax	16.50%				8.25%	16.50%	8.25%
Assessable profits	¥ 2,000,000			¥ 2,000,000	¥ 2,000,000		¥ 2,000,000